Fair values of financial instruments not carried at fair value (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2021
Assets
Trading assets	186,338	71,403	2,509	260,250
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	20,468	15,664	12,988	49,120
Derivatives	1,630	205,209	2,677	209,516
Financial investments	253,593	93,166	3,243	350,002
Liabilities
Trading liabilities	61,676	27,104	857	89,637
Financial liabilities designated at fair value	1,365	143,084	7,237	151,686
Derivatives	1,098	195,637	3,421	200,156

At 31 Dec 2020
Assets
Trading assets	167,980	61,511	2,499	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553
Derivatives	2,602	302,454	2,670	307,726
Financial investments	303,654	94,746	3,654	402,054
Liabilities
Trading liabilities	53,290	21,814	162	75,266
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439
Derivatives	1,788	297,025	4,188	303,001

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2021
Transfers from Level 1 to Level 2	5,421	3,601	150	103	43	—	212
Transfers from Level 2 to Level 1	4,774	2,381	645	—	530	—	—

At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	590	55	12,484	—	13,129	206	—	—	206
Asset-backed securities	900	250	17	—	1,167	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	—	7,237	—	7,237
Derivatives with monolines	—	—	—	52	52	—	—	—	—
Other derivatives	—	—	—	2,625	2,625	—	—	3,421	3,421
Other portfolios	1,753	2,204	487	—	4,444	651	—	—	651
At 30 Jun 2021	3,243	2,509	12,988	2,677	21,417	857	7,237	3,421	11,515

Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

At 1 Jan 2020	3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss	(13)	(541)	(106)	2,237	—	(117)	2,105
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(106)	—	—	(117)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(13)	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)[1]	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value losses	(19)	—	—	—	—	—	—
– exchange differences	(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases	610	199	1,594	—	63	—	—
New issuances	—	—	—	—	2	1,091	—
Sales	(271)	(577)	(424)	—	(1)	—	—
Settlements	(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out	(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in	247	795	101	30	7	224	57
At 30 Jun 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020	—	(7)	(140)	529	(3)	100	1,104
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(140)	—	—	100	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Total gains recognised in profit or loss	30	535	610	44	307	58	1,293
– net income from financial instruments held for trading or managed on a fair value basis	—	535	—	44	307	—	1,293
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	610	—	—	58	—
– gains less losses from financial investments held at fair value through other comprehensive income	30	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)[1]	423	286	290	290	19	282	331
– financial investments: fair value gains	289	—	—	—	—	—	—
– exchange differences	134	286	290	290	19	282	331
Purchases	61	488	2,107	—	3	—	—
New issuances	—	—	1	—	4	785	—
Sales	(403)	(1,002)	(1,618)	—	(259)	—	—
Settlements	(129)	(1,100)	(265)	(1,280)	(14)	(678)	(1,155)
Transfers out	(79)	(993)	(77)	(426)	(4)	(502)	(258)
Transfers in	412	420	25	187	1	353	252
At 31 Dec 2020	3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	412	—	—	(91)	—
1    Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2021		At 31 Dec 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	86,886	87,029	81,616	81,796
Loans and advances to customers	1,059,511	1,058,406	1,037,987	1,035,461
Reverse repurchase agreements – non-trading	201,714	201,694	230,628	230,602
Financial investments – at amortised cost	84,574	90,065	88,639	96,801
Liabilities
Deposits by banks	100,448	100,412	82,080	81,996
Customer accounts	1,669,091	1,669,483	1,642,780	1,643,131
Repurchase agreements – non-trading	112,798	112,797	111,901	111,901
Debt securities in issue	84,218	85,416	95,492	97,028
Subordinated liabilities	20,774	26,966	21,951	28,552

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
		Valuation techniques
	Quoted market price Level 1	Using observable inputs Level 2	With significant unobservable inputs Level 3	Total
Recurring fair value measurements	$m	$m	$m	$m
At 30 Jun 2021
Assets
Trading assets	186,338	71,403	2,509	260,250
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	20,468	15,664	12,988	49,120
Derivatives	1,630	205,209	2,677	209,516
Financial investments	253,593	93,166	3,243	350,002
Liabilities
Trading liabilities	61,676	27,104	857	89,637
Financial liabilities designated at fair value	1,365	143,084	7,237	151,686
Derivatives	1,098	195,637	3,421	200,156

At 31 Dec 2020
Assets
Trading assets	167,980	61,511	2,499	231,990
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	19,711	14,365	11,477	45,553
Derivatives	2,602	302,454	2,670	307,726
Financial investments	303,654	94,746	3,654	402,054
Liabilities
Trading liabilities	53,290	21,814	162	75,266
Financial liabilities designated at fair value	1,267	150,866	5,306	157,439
Derivatives	1,788	297,025	4,188	303,001

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 30 Jun 2021
Transfers from Level 1 to Level 2	5,421	3,601	150	103	43	—	212
Transfers from Level 2 to Level 1	4,774	2,381	645	—	530	—	—

At 31 Dec 2020
Transfers from Level 1 to Level 2	4,514	3,891	245	—	155	7,414	—
Transfers from Level 2 to Level 1	7,764	5,517	328	1	433	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	590	55	12,484	—	13,129	206	—	—	206
Asset-backed securities	900	250	17	—	1,167	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	—	7,237	—	7,237
Derivatives with monolines	—	—	—	52	52	—	—	—	—
Other derivatives	—	—	—	2,625	2,625	—	—	3,421	3,421
Other portfolios	1,753	2,204	487	—	4,444	651	—	—	651
At 30 Jun 2021	3,243	2,509	12,988	2,677	21,417	857	7,237	3,421	11,515

Private equity including strategic investments	930	4	10,971	—	11,905	4	—	—	4
Asset-backed securities	1,286	523	25	—	1,834	—	—	—	—
Loans held for securitisation	—	—	—	—	—	—	—	—	—
Structured notes	—	—	—	—	—	29	5,301	—	5,330
Derivatives with monolines	—	—	—	68	68	—	—	—	—
Other derivatives	—	—	—	2,602	2,602	—	—	4,187	4,187
Other portfolios	1,438	1,972	481	—	3,891	129	5	1	135
At 31 Dec 2020	3,654	2,499	11,477	2,670	20,300	162	5,306	4,188	9,656

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2021	3,654	2,499	11,477	2,670	162	5,306	4,188
Total gains/(losses) recognised in profit or loss	2	(155)	1,038	195	15	(456)	466
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(155)	—	195	15	—	466
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	1,038	—	—	(456)	—
– gains less losses from financial investments held at fair value through other comprehensive income	2	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(391)	23	(114)	23	(3)	2	29
– financial investments: fair value losses	(360)	—	—	—	—	—	—
– exchange differences	(31)	23	(114)	23	(3)	2	29
Purchases	390	1,094	1,631	—	482	—	—
New issuances	—	—	—	—	24	2,725	—
Sales	(214)	(244)	(499)	—	—	—	—
Settlements	(177)	(494)	(436)	(359)	(8)	(896)	(1,537)
Transfers out	(311)	(512)	(159)	(126)	(1)	(339)	(221)
Transfers in	290	298	50	274	186	895	496
At 30 Jun 2021	3,243	2,509	12,988	2,677	857	7,237	3,421
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2021	—	(99)	885	175	2	106	(4)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(99)	—	175	2	—	(4)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	885	—	—	106	—

At 1 Jan 2020	3,218	4,979	9,476	2,136	53	5,016	2,302
Total gains/(losses) recognised in profit or loss	(13)	(541)	(106)	2,237	—	(117)	2,105
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(541)	—	2,237	—	—	2,105
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(106)	—	—	(117)	—
– gains less losses from financial investments held at fair value through other comprehensive income	(13)	—	—	—	—	—	—
Total losses recognised in other comprehensive income (‘OCI’)[1]	(29)	(171)	(4)	(147)	(2)	(78)	(162)
– financial investments: fair value losses	(19)	—	—	—	—	—	—
– exchange differences	(10)	(171)	(4)	(147)	(2)	(78)	(162)
Purchases	610	199	1,594	—	63	—	—
New issuances	—	—	—	—	2	1,091	—
Sales	(271)	(577)	(424)	—	(1)	—	—
Settlements	(401)	(22)	(170)	(262)	(12)	(853)	(307)
Transfers out	(22)	(797)	(63)	(139)	(5)	(275)	(270)
Transfers in	247	795	101	30	7	224	57
At 30 Jun 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 30 Jun 2020	—	(7)	(140)	529	(3)	100	1,104
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(7)	—	529	(3)	—	1,104
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(140)	—	—	100	—

Movement in Level 3 financial instruments (continued)
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jul 2020	3,339	3,865	10,404	3,855	105	5,008	3,725
Total gains recognised in profit or loss	30	535	610	44	307	58	1,293
– net income from financial instruments held for trading or managed on a fair value basis	—	535	—	44	307	—	1,293
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	610	—	—	58	—
– gains less losses from financial investments held at fair value through other comprehensive income	30	—	—	—	—	—	—
Total gains recognised in other comprehensive income (‘OCI’)[1]	423	286	290	290	19	282	331
– financial investments: fair value gains	289	—	—	—	—	—	—
– exchange differences	134	286	290	290	19	282	331
Purchases	61	488	2,107	—	3	—	—
New issuances	—	—	1	—	4	785	—
Sales	(403)	(1,002)	(1,618)	—	(259)	—	—
Settlements	(129)	(1,100)	(265)	(1,280)	(14)	(678)	(1,155)
Transfers out	(79)	(993)	(77)	(426)	(4)	(502)	(258)
Transfers in	412	420	25	187	1	353	252
At 31 Dec 2020	3,654	2,499	11,477	2,670	162	5,306	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	—	(32)	412	707	1	(91)	(1,621)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(32)	—	707	1	—	(1,621)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	412	—	—	(91)	—
1    Included in ‘Financial investments: fair value gains/(losses)’ in the current year and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Fair values of financial instruments not carried at fair value on the balance sheet
	At 30 Jun 2021		At 31 Dec 2020
	Carrying amount	Fair value	Carrying amount	Fair value
	$m	$m	$m	$m
Assets
Loans and advances to banks	86,886	87,029	81,616	81,796
Loans and advances to customers	1,059,511	1,058,406	1,037,987	1,035,461
Reverse repurchase agreements – non-trading	201,714	201,694	230,628	230,602
Financial investments – at amortised cost	84,574	90,065	88,639	96,801
Liabilities
Deposits by banks	100,448	100,412	82,080	81,996
Customer accounts	1,669,091	1,669,483	1,642,780	1,643,131
Repurchase agreements – non-trading	112,798	112,797	111,901	111,901
Debt securities in issue	84,218	85,416	95,492	97,028
Subordinated liabilities	20,774	26,966	21,951	28,552